Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Cash and cash equivalents and restricted cash

Cash and cash equivalents and restricted cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported in the Consolidated Balance Sheet as of December 31, 2025 and the accompanying unaudited interim Consolidated Balance Sheet as of June 30, 2026 to the corresponding amounts reported in the Consolidated Statement of Cash Flows for the year ended December 31, 2025 and the accompanying unaudited interim Consolidated Statement of Cash Flows for the six months ended June 30, 2026, respectively.

	December 31,	June 30,
	2025	2026
Cash and cash equivalents	$35,555	$58,153
Restricted cash	1,350	1,350
Total cash and cash equivalents and restricted cash	$36,905	$59,503